Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Green Century Funds
Entity Central Index Key	0000877232
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000020964 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Balanced Fund
Class Name	Individual Investor Class
Trading Symbol	GCBLX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Individual Investor Class/GCBLX)	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility.  We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks.  The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies.  The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds.  The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation.  Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
The fund’s performance for the year was shaped by its continued cautious positioning, a deliberate approach taken in light of anticipated economic challenges related to tariffs. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2024 to July 31, 2025.
Within equities, performance was influenced by the continuation of a highly concentrated market environment, with gains largely driven by a small number of very large-capitalization companies. And although the administration initially introduced reduced clean energy incentives, the potential for interest rate cuts continued to support the interest-rate-sensitive clean energy stocks.
Our fixed income exposure outperformed the benchmark for the year, supported by our structural overweight to corporate bonds relative to government bonds. The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Individual Investor Class/GCBLX)	4.64%	6.88%	6.68%
S&P 500 Index Benchmark[1,2]	16.33%	15.88%	13.66%
Custom Balanced Index[3,4]	10.99%	9.61%	8.93%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 500 Index is an unmanaged index of 500 stocks
[3]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[4]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund/ for the most recent performance information.
Net Assets	$ 379,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	104
Total advisory fees paid (net)	$2.5 mil.
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%

C000225233 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Balanced Fund
Class Name	Institutional Class
Trading Symbol	GCBUX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Institutional Class/GCBUX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds that meet Green Century’s standards for corporate environmental responsibility.  We seek to achieve the fund’s investment objective by investing between 55% to 70% of the fund’s net assets in value in multi-capitalization stocks and 30% to 45% in investment-grade quality bonds.
The Fund’s investments focus on companies with strong environmental, social, and governance practices that may enhance corporate profitability and reduce certain types of risks.  The Fund specifically avoids risks associated with exposure to fossil fuels, including traditional fossil-fuel based energy and utility companies.  The Fund focuses on companies with strong balance sheets, strategic leadership in their products and markets, and strong environmental, social, and governance policies; these companies have greater financial flexibility to navigate choppy and volatile economic conditions.
In line with its environmental mandate, the Fund had exposure to what Green Century considers environmental leaders in a number of industries including Healthy Living, Capital Goods, and Transportation. The Fund has broad exposure to information technology, health care, financial, consumer, and industrial companies.
In addition to its equity exposure to environmental leaders, the Fund invests in designated Green Bonds and designated Social Impact Bonds.  The issuers of Green Bonds have indicated that the proceeds from the bonds will be used for environmentally positive goals such as greenhouse gas reduction, climate adaptation, and climate change mitigation.  Issuers of designated Social Impact Bonds have indicated that the proceeds from the bonds will be used for projects supporting such issues as poverty alleviation, low-income housing, fair trade, and community development.
The fund’s performance for the year was shaped by its continued cautious positioning, a deliberate approach taken in light of anticipated economic challenges related to tariffs. This cautious allocation resulted in the fund underperforming its benchmark during the reporting period from August 1, 2024 to July 31, 2025.
Within equities, performance was influenced by the continuation of a highly concentrated market environment, with gains largely driven by a small number of very large-capitalization companies. And although the administration initially introduced reduced clean energy incentives, the potential for interest rate cuts continued to support the interest-rate-sensitive clean energy stocks.
Our fixed income exposure outperformed the benchmark for the year, supported by our structural overweight to corporate bonds relative to government bonds. The fund’s high-quality and moderate duration fixed income exposure kept pace with its fixed income benchmark and the designated Green, Sustainable or Social Impact bonds held by the fund continued to trade well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Institutional Class/GCBUX)	4.94%	7.18%	6.83%
S&P 500 Index Benchmark[1,2]	16.33%	15.88%	13.66%
Custom Balanced Index[3,4]	10.99%	9.61%	8.93%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 500 Index is an unmanaged index of 500 stocks
[3]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[4]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information.
Net Assets	$ 379,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	104
Total advisory fees paid (net)	$2.5 mil.
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corporation	5.5%
NVIDIA Corporation	5.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.2%
Costco Wholesale Corporation	1.6%
Alphabet, Inc.	1.4%
Export Development Canada	1.4%
International Bank for Reconstruction & Development	1.3%
Netflix, Inc.	1.3%

C000020965 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Equity Fund
Class Name	Individual Investor Class
Trading Symbol	GCEQX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Individual Investor Class/GCEQX)	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century Equity Fund returned 14.36%, for the one year period ended July 31, 2025. Over the same time period, the S&P 500 Index returned 16.33%. The strongest performing sectors in the Equity Fund were Information Technology, Financials, and Consumer Discretionary, which returned 27.5%, 20.3%, and 17.2%, respectively. The worst performing sectors were Health Care, Consumer Staples, and Utilities, which returned -10.7%, -7.5%, and 0.5% respectively, for the year. Within the S&P 500 Index, Communication Services, Information Technology, and Financials were the strongest performing sectors, gaining 31.3%, 23.6%, and 21.5%, respectively. The worst performing sectors were Health Care, Energy, and Materials, which returned
-11.3%, -5.4%, and -3.3%, respectively, for the year.
Energy Transfer
The Energy sector returned -3.25% over the trailing twelve-month period. Only the Health Care sector had worse performance.
U.S. Technology
U.S. technology and technology-like companies such as Netflix and Meta Platforms continued to drive strong returns within the U.S. market. The fund’s overweights to the Information Technology and Communication Services sectors continue to positively benefit the fund’s performance.
Old and New Economies
The fund remains relatively neutral in terms of relative sector weights to Financials, Utilities, Industrials, and Real Estate, which did not have material impacts on the fund’s performance, which was driven by relative sector differences amongst Information Technology, Health Care, Consumer Staples, and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Individual Investor Class/GCEQX)	14.36%	14.27%	12.90%
S&P 500 Index[1]	16.33%	15.88%	13.66%
[1]	The S&P 500 Index is an unmanaged index of 500 stocks

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund/ for the most recent performance information.
Net Assets	$ 715,000,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$715 mil.
Total number of portfolio holdings	338
Total advisory fees paid (net)	$1.4 mil.
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%

C000202490 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Equity Fund
Class Name	Institutional Class
Trading Symbol	GCEUX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Institutional Class/GCEUX)	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century Equity Fund returned 14.71%, for the one year period ended July 31, 2025. Over the same time period, the S&P 500 Index returned 16.33%. The strongest performing sectors in the Equity Fund were Information Technology, Financials, and Consumer Discretionary, which returned 27.5%, 20.3%, and 17.2%, respectively. The worst performing sectors were Health Care, Consumer Staples, and Utilities, which returned -10.7%, -7.5%, and 0.5% respectively, for the year. Within the S&P 500 Index, Communication Services, Information Technology, and Financials were the strongest performing sectors, gaining 31.3%, 23.6%, and 21.5%, respectively. The worst performing sectors were Health Care, Energy, and Materials, which returned
-11.3%, -5.4%, and -3.3%, respectively, for the year.
Energy Transfer
The Energy sector returned -3.25% over the trailing twelve-month period. Only the Health Care sector had worse performance.
U.S. Technology
U.S. technology and technology-like companies such as Netflix and Meta Platforms continued to drive strong returns within the U.S. market. The fund’s overweights to the Information Technology and Communication Services sectors continue to positively benefit the fund’s performance.
Old and New Economies
The fund remains relatively neutral in terms of relative sector weights to Financials, Utilities, Industrials, and Real Estate, which did not have material impacts on the fund’s performance, which was driven by relative sector differences amongst Information Technology, Health Care, Consumer Staples, and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Institutional Class/GCEUX)	14.71%	14.62%	13.14%
S&P 500 Index[1]	16.33%	15.88%	13.66%
[1]	The S&P 500 Index is an unmanaged index of 500 stocks

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information.
Net Assets	$ 715,000,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$715 mil.
Total number of portfolio holdings	338
Total advisory fees paid (net)	$1.4 mil.
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	13.7%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	3.5%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	1.8%
Home Depot, Inc. (The)	1.4%
Procter & Gamble Company (The)	1.4%
AbbVie, Inc.	1.3%

C000173338 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century MSCI International Index Fund
Class Name	Individual Investor Class
Trading Symbol	GCINX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	$131	1.28%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Investor share class of the Green Century MSCI International Index Fund returned 4.96%, for the one year period ended July 31, 2025. Over the same time period, the MSCI World ex USA Index returned 13.70%. The strongest performing sectors in the International Fund were Financials, Consumer Discretionary, and Industrials, which returned 27.2%, 14.0%, and 12.1%, respectively. The worst performing sectors were Health Care, Utilities, and Real Estate, which returned -35.6%, -9.8%, and +1.78% respectively, for the year. Within the MSCI World ex USA Index, Financials, Communication Services, and Industrials were the strongest performing sectors, gaining 36.2%, 29.0%, and 23.2%, respectively. The worst performing sectors were Health Care, Materials, and Consumer Discretionary, which returned -10.8%, 2.6%, and 3.6%, respectively, for the year.
Energy Transfer
Despite a positive return for the Energy sector during the trailing twelve-month period, the fund’s exclusion of larger companies that underperformed was beneficial to returns. The underweight to Utilities detracted from performance due to strong overall performance within the sector.
International Technology
Non-US IT companies had modest positive performance overall but with wide dispersion of performance within the sector, a departure from concentrated returns within the U.S. information technology sector.
Old and New Economies
The fund benefitted from overweights to Financials (slight overweights to Industrials and Materials) as well as underweights to Health Care. While overweight information technology, relative to the Index the impact was a slight drag on performance due to overweights to a few companies that underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	4.96%	6.51%	6.14%
MSCI World ex USA Index[2]	13.70%	10.65%	7.94%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund/ for the most recent performance information.
Net Assets	$ 165,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 496,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$165 mil.
Total number of portfolio holdings	184
Total advisory fee paid (net)	$496 k.
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%

C000173337 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century MSCI International Index Fund
Class Name	Institutional Class
Trading Symbol	GCIFX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year? What affected the Fund’s performance?
The Institutional share class of the Green Century MSCI International Index Fund returned 5.24%, for the one year period ended July 31, 2025. Over the same time period, the MSCI World ex USA Index returned 13.70%. The strongest performing sectors in the International Fund were Financials, Consumer Discretionary, and Industrials, which returned 27.2%, 14.0%, and 12.1%, respectively. The worst performing sectors were Health Care, Utilities, and Real Estate, which returned -35.6%, -9.8%, and +1.78% respectively, for the year. Within the MSCI World ex USA Index, Financials, Communication Services, and Industrials were the strongest performing sectors, gaining 36.2%, 29.0%, and 23.2%, respectively. The worst performing sectors were Health Care, Materials, and Consumer Discretionary, which returned -10.8%, 2.6%, and 3.6%, respectively, for the year.
Energy Transfer
Despite a positive return for the Energy sector during the trailing twelve-month period, the fund’s exclusion of larger companies that underperformed was beneficial to returns. The underweight to Utilities detracted from performance due to strong overall performance within the sector.
International Technology
Non-US IT companies had modest positive performance overall but with wide dispersion of performance within the sector, a departure from concentrated returns within the U.S. information technology sector.
Old and New Economies
The fund benefitted from overweights to Financials (slight overweights to Industrials and Materials) as well as underweights to Health Care. While overweight information technology, relative to the Index the impact was a slight drag on performance due to overweights to a few companies that underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	5.24%	6.83%	6.44%
MSCI World ex USA Index[2]	13.70%	10.65%	7.94%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information.
Net Assets	$ 165,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 496,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$165 mil.
Total number of portfolio holdings	184
Total advisory fee paid (net)	$496 k.
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	4.4%
Unilever PLC	3.0%
Novo Nordisk A/S, Class B	2.9%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Sony Group Corporation	2.2%
ABB Ltd.	2.1%
Zurich Insurance Group AG	2.1%
AIA Group Ltd.	2.1%
RELX PLC	2.0%